Client Name:
Client Project Name:	STAR 2020-3
Start - End Dates:	12/19/2018 - 3/2/2020
Deal Loan Count:	841

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5215	TRID - Seller-paid Fee that should be disclosed in Section H is not disclosed.	1
Compliance	Federal Consumer Protection	CMPFDCP847	TILA - ARM Loan Program Disclosure after 3 days from application	1
Compliance	State Consumer Protection	CMPSTCP1151	SC Home Loans -Broker 'Amounts Earned' Disclosure not in file	1
Compliance	State Consumer Protection	CMPSTCP1159	SC Home Loans - Designated Agency Disclosure not in file	1
Total				7

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